Unaudited condensed consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Profit/(loss) for the period	$ (4,613)	$ 56,753
Adjustments for:
Depreciation	80,949	74,342
Share of profit of associates	(558)	(827)
Financial income	(3,168)	(2,310)
Financial costs	92,404	78,597
Unrealized foreign exchange losses/(gains) on cash and cash equivalents	(122)	63
Unrealized (gain)/loss on derivative financial instruments held for trading including ineffective portion of cash flow hedges	51,882	(16,705)
Share-based compensation	2,587	2,515
Adjusted profit	219,361	192,428
Movements in working capital	(37,897)	(1,712)
Cash provided by operations	181,464	190,716
Interest paid	(82,691)	(63,914)
Net cash provided by operating activities	98,773	126,802
Cash flows from investing activities:
Payments for tangible fixed assets and vessels under construction	(256,888)	(588,899)
Return of capital expenditures	5,629
Other investments	(158)
Payments for right-of-use assets		(30)
Dividends received from associate	538	500
Purchase of short-term investments	(54,000)	(36,000)
Maturity of short-term investments	35,000	10,000
Restricted cash		(2,321)
Financial income received	2,960	2,124
Net cash used in investing activities	(266,919)	(614,626)
Cash flows from financing activities:
Proceeds from bank loans and bonds	677,680	498,225
Bank loan repayments	(445,604)	(108,958)
Payment of loan issuance costs	(9,175)	(7,295)
Proceeds from GasLog Partners' public common unit offerings (net of underwriting discounts and commissions)		24
Proceeds from GasLog Partners' preference unit offering (net of underwriting discounts and commissions)		111,544
Payment of equity raising costs	(894)	(660)
Dividends paid	(82,111)	(71,223)
Purchase of treasury shares	(13,673)	(62)
Proceeds from stock options' exercise		157
Payments for right-of-use assets	(232)
Payments for lease liability	(4,770)	(3,588)
Net cash provided by financing activities	121,221	418,164
Effects of exchange rate changes on cash and cash equivalents	122	(63)
Decrease in cash and cash equivalents	(46,803)	(69,723)
Cash and cash equivalents, beginning of the period	342,594	384,092
Cash and cash equivalents, end of the period	295,791	314,369
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the period	12,744	15,312
Capital expenditures included in liabilities at the end of the period - Right-of-use assets	107	114
Equity raising costs included in liabilities at the end of the period	661	88
Loan issuance costs included in liabilities at the end of the period	1,989	$ 79
Liabilities related to leases at the end of the period	$ 335